Financial Statements Schedule 1 - Condensed Statements of Profit or Loss and Other Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Other income	¥ 17	$ 3	¥ 122	¥ 118
Net exchange (loss) gain	(2,419)	(370)	494	1,250
Administrative expenses	(137,329)	(21,046)	(121,647)	(144,454)
Loss and total comprehensive loss for the year	(399,046)	$ (61,156)	(104,870)	(7,982)
Parent [member]
Condensed Statement of Income Captions [Line Items]
Other income	16		118	118
Net exchange (loss) gain	2,776		(740)	(1,833)
Administrative expenses	(8,248)		(10,290)	(8,677)
Loss and total comprehensive loss for the year	¥ (5,456)		¥ (10,912)	¥ (10,392)